UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	350 Madison Avenue
		8th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 28, 2005
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $140,374
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna US Healthcare            COM              00817Y108      450     5998 SH       DEFINED                  5998
Amdocs Ltd.                    COM              G02602103     2314    81470 SH       SOLE                    81470
                                                              2325    81860 SH       DEFINED                                   81860
American Intnl. Group          COM              026874107     1602    28910 SH       SOLE                    28910
                                                              1311    23660 SH       DEFINED                                   23660
Amgen Inc.                     COM              031162100      664    11400 SH       SOLE                    11400
                                                               653    11210 SH       DEFINED                                   11210
Anheuser-Busch Corp.           COM              035229103      934    19710 SH       SOLE                    19710
                                                               954    20140 SH       DEFINED                                   20140
Bank of America                COM              060505104     1490    33780 SH       SOLE                    33780
                                                              1453    32940 SH       DEFINED                                   32940
Black & Decker                 COM              091797100      793    10040 SH       SOLE                    10040
                                                               802    10150 SH       DEFINED                                   10150
Burlington Resources           COM              122014103     1839    36720 SH       SOLE                    36720
                                                              2096    41866 SH       DEFINED                  5956             35910
Canadian Natl. Railway         COM              136375102     2564    40505 SH       SOLE                    40505
                                                              2469    39000 SH       DEFINED                                   39000
Cisco Systems                  COM              17275R102      811    45360 SH       SOLE                    45360
                                                               822    45920 SH       DEFINED                                   45920
Citigroup Inc.                 COM              172967101     2387    53110 SH       SOLE                    53110
                                                              2572    57229 SH       DEFINED                  4499             52730
Comcast Corp. Spl.A            COM              2003ON200     2209    66050 SH       SOLE                    66050
                                                              2234    66820 SH       DEFINED                                   66820
Compass Bancshares             COM              20449H109      740    16310 SH       SOLE                    16310
                                                               875    19270 SH       DEFINED                  3020             16250
Computer Sciences Corp.        COM              205363104     1396    30440 SH       SOLE                    30440
                                                              1721    37530 SH       DEFINED                  5750             31780
Devon Energy                   COM              25179m103     1558    32625 SH       SOLE                    32625
                                                              1517    31776 SH       DEFINED                                   31776
Diebold                        COM              253651103     1311    23900 SH       SOLE                    23900
                                                              1895    34540 SH       DEFINED                                   34540
Dollar Tree Stores             COM              256747106      812    28275 SH       SOLE                    28275
                                                              1169    40700 SH       DEFINED                                   40700
Dover Corp.                    COM              260003108     1042    27570 SH       SOLE                    27570
                                                               979    25910 SH       DEFINED                                   25910
EMC Corporation                COM              268648102      724    58770 SH       SOLE                    58770
                                                               959    77842 SH       DEFINED                 17932             59910
Engelhard                      COM              292845104      731    24350 SH       SOLE                    24350
                                                              1032    34380 SH       DEFINED                                   34380
Fluor Corp. (New)              COM              343412102     1405    25350 SH       SOLE                    25350
                                                              2324    41920 SH       DEFINED                                   41920
General Electric               COM              369604103     2331    64650 SH       SOLE                    64650
                                                              2232    61894 SH       DEFINED                  7414             54480
Hewlett-Packard                COM              428236103     1735    79070 SH       SOLE                    79070
                                                              1834    83610 SH       DEFINED                                   83610
Home Depot                     COM              437076102     1754    45880 SH       SOLE                    45880
                                                              2009    52544 SH       DEFINED                  6974             45570
International Business Machine COM              459200101     1448    15850 SH       SOLE                    15850
                                                              1426    15610 SH       DEFINED                                   15610
JPMorgan Chase & Co.           COM              46625H100     1100    31800 SH       SOLE                    31800
                                                              1130    32650 SH       DEFINED                                   32650
Kerr McGee Corp.               COM              492386107      846    10800 SH       SOLE                    10800
                                                               978    12480 SH       DEFINED                  3000              9480
Kinder Morgan Inc.             COM              49455P101     1446    19100 SH       SOLE                    19100
                                                              1431    18900 SH       DEFINED                                   18900
Laboratory Corp. new           COM              50540R409     1434    29750 SH       SOLE                    29750
                                                              1651    34245 SH       DEFINED                  4485             29760
Leggett & Platt Inc.           COM              524660107     1761    60980 SH       SOLE                    60980
                                                              1800    62340 SH       DEFINED                                   62340
Marshall & Isley               COM              571834100     1058    25330 SH       SOLE                    25330
                                                              1083    25950 SH       DEFINED                                   25950
Masco Corp.                    COM              574599106     2207    63670 SH       SOLE                    63670
                                                              2086    60170 SH       DEFINED                                   60170
Meadwestvaco                   COM              583334107     1905    59880 SH       SOLE                    59880
                                                              1830    57510 SH       DEFINED                                   57510
Nabors Industries              COM              G6359F103     1742    29450 SH       SOLE                    29450
                                                              1764    29830 SH       DEFINED                                   29830
Noble Energy, Inc.             COM              655044105      590     8675 SH       SOLE                     8675
                                                               856    12580 SH       DEFINED                                   12580
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108      943    17780 SH       SOLE                    17780
                                                               960    18100 SH       DEFINED                                   18100
Pfizer. Inc.                   COM              717081103     1746    66470 SH       SOLE                    66470
                                                              1638    62370 SH       DEFINED                                   62370
Pioneer Natural Resources      COM              723787107      782    18300 SH       SOLE                    18300
                                                               747    17490 SH       DEFINED                                   17490
Praxair Inc.                   COM              74005P104     2228    46550 SH       SOLE                    46550
                                                              2039    42600 SH       DEFINED                                   42600
Prudential                     COM              744320102     2174    37870 SH       SOLE                    37870
                                                              2540    44249 SH       DEFINED                  4979             39270
Schering-Plough                COM              806605101      945    52080 SH       SOLE                    52080
                                                               931    51320 SH       DEFINED                                   51320
Sovereign Bancorp Inc.         COM              845905108      871    39300 SH       SOLE                    39300
                                                               923    41640 SH       DEFINED                                   41640
Sysco Corp.                    COM              871829107      956    26700 SH       SOLE                    26700
                                                                51     1420 SH       DEFINED                                    1420
Time Warner Inc.(2003)         COM              887317105     1484    84550 SH       SOLE                    84550
                                                              1537    87561 SH       DEFINED                  8981             78580
Toys R US Holding C.           COM              892335100     1851    71850 SH       SOLE                    71850
                                                              2653   102990 SH       DEFINED                                  102990
U.S. Bancorp                   COM              902973304     1813    62910 SH       SOLE                    62910
                                                              1805    62640 SH       DEFINED                                   62640
United Technologies            COM              913017109     2165    21300 SH       SOLE                    21300
                                                              2085    20511 SH       DEFINED                  2311             18200
Viacom Inc.                    COM              925524308      847    24310 SH       SOLE                    24310
                                                               827    23740 SH       DEFINED                                   23740
Weatherford Int'l.             COM              695532587      710    12250 SH       SOLE                    12250
                                                               718    12400 SH       DEFINED                                   12400